LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: allowance for doubtful accounts/provision for credit losses	¥ (1,182,609)		¥ (2,190,575)
Loan recognized as a result of payment under the guarantee, net	179,947	$ 27,465	404,174
Loan recognized as a result of payment under the guarantee
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan recognized as a result of payment under the guarantee	1,362,556		2,594,749
Less: allowance for doubtful accounts/provision for credit losses	(1,182,609)		(2,190,575)
Loan recognized as a result of payment under the guarantee, net	179,947		404,174
Past due Up to 6 months | Loan recognized as a result of payment under the guarantee
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan recognized as a result of payment under the guarantee	145,639		1,140,756
Past due 6 months to 12 months | Loan recognized as a result of payment under the guarantee
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan recognized as a result of payment under the guarantee	307,224		425,500
Past due Over 12 months | Loan recognized as a result of payment under the guarantee
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan recognized as a result of payment under the guarantee	¥ 909,693		¥ 1,028,493